DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Liability Interest Expense	Interest expense related to the liability for the years ended December 31, 2020 and 2019 were as follows:

	2020	2019
Amortization of debt issuance costs	$1,687	$1,004
Interest expense	3,848	7,676

Total interest expense recognized	$5,535	$8,680

Effective interest rate	2.11%	4.01%
Interest expense related to the Notes is reflected on the accompanying consolidated statements of income as follows:

	2020 Notes		2017 Notes
	Year Ended December 31,		Year Ended December 31,
	2021	2020	2021	2020	2019
Amortization of debt issuance costs	$1,485	$492	$608	$820	$753
Non-cash amortization of debt discount	6,471	2,165	5,986	7,483	7,153
Interest expense	—	—	1,891	3,594	3,594
Loss in respect of convertible loan extinguishment	$—	$—	$13,969	$—	$—
Total interest expense recognized	$7,956	$2,657	$22,454	$11,897	$11,500
Effective interest rate	1.87%	1.87%	4.68%	4.68%	4.68%

Schedule of Outstanding Exchangeable Note	The following table summarizes some key facts and terms regarding the outstanding Notes:

	Due 2025	Due 2024
Issuance date	August 27, 2020	January 18, 2017
Maturity date	September 15, 2025	January 15, 2024
Effective conversion date	June 15, 2025	September 15, 2023
Principal amount	$460,000	$110,187
Cash coupon rate (per annum)	—%	1.25%
Conversion rate effective (per $1000 principal amount)	$3.34	$12.05
Effective conversion price (per ADS)	$299.19	$82.96

Schedule of Carrying Values
The carrying values of the liability and equity components of the Notes are reflected in the Company's accompanying consolidated balance sheets as follows:

	2020 Notes		2017 Notes
	December 31,		December 31,
	2021	2020	2021	2020
Principal	$460,000	$460,000	$110,187	$287,495
Conversion option (Level 2)	—		292,940
Less:
Debt issuance costs, net of amortization	(5,975)	(7,460)	(780)	(2,914)
Unamortized discount	(24,758)	(31,203)	(6,401)	(24,700)

Net liability carrying amount	$429,267	$421,337	$395,946	$259,881
Equity component - net carrying value	$32,746	$32,746	$—	$51,176